Retirement Benefit Obligations - Summary of Sensitivity Analysis (Detail) - USD ($) $ in Millions		Dec. 31, 2021	Dec. 31, 2020
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Scheme liabilities	[1]	$ 309	$ 556
Retirement Benefit Obligations [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Scheme liabilities		(3,483)
Retirement Benefit Obligations [member] | Actuarial Assumption of Discount Rates, Increase by 0.25% [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Scheme liabilities		(3,345)
Retirement Benefit Obligations [member] | Actuarial Assumption of Discount Rates, Decrease by 0.25% [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Scheme liabilities		(3,629)
Retirement Benefit Obligations [member] | Actuarial Assumption of Expected Rates of Inflation, Increase by 0.25% [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Scheme liabilities		(3,570)
Retirement Benefit Obligations [member] | Actuarial Assumption of Expected Rates of Inflation, Decrease by 0.25% [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Scheme liabilities		(3,404)
Retirement Benefit Obligations [member] | Acturial assumption of mortality rate Increase by 1 year [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Scheme liabilities		(3,360)
Retirement Benefit Obligations [member] | Acturial assumption of mortality rate Decrease by 1 year [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Scheme liabilities		(3,606)
Retirement Benefit Obligations [member] | Eurozone [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Scheme liabilities		(1,671)
Retirement Benefit Obligations [member] | Eurozone [member] | Actuarial Assumption of Discount Rates, Increase by 0.25% [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Scheme liabilities		(1,597)
Retirement Benefit Obligations [member] | Eurozone [member] | Actuarial Assumption of Discount Rates, Decrease by 0.25% [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Scheme liabilities		(1,750)
Retirement Benefit Obligations [member] | Eurozone [member] | Actuarial Assumption of Expected Rates of Inflation, Increase by 0.25% [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Scheme liabilities		(1,745)
Retirement Benefit Obligations [member] | Eurozone [member] | Actuarial Assumption of Expected Rates of Inflation, Decrease by 0.25% [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Scheme liabilities		(1,602)
Retirement Benefit Obligations [member] | Eurozone [member] | Acturial assumption of mortality rate Increase by 1 year [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Scheme liabilities		(1,607)
Retirement Benefit Obligations [member] | Eurozone [member] | Acturial assumption of mortality rate Decrease by 1 year [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Scheme liabilities		(1,736)
Retirement Benefit Obligations [member] | Switzerland [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Scheme liabilities		(394)
Retirement Benefit Obligations [member] | Switzerland [member] | Actuarial Assumption of Discount Rates, Increase by 0.25% [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Scheme liabilities		(378)
Retirement Benefit Obligations [member] | Switzerland [member] | Actuarial Assumption of Discount Rates, Decrease by 0.25% [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Scheme liabilities		(411)
Retirement Benefit Obligations [member] | Switzerland [member] | Actuarial Assumption of Expected Rates of Inflation, Increase by 0.25% [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Scheme liabilities		(395)
Retirement Benefit Obligations [member] | Switzerland [member] | Actuarial Assumption of Expected Rates of Inflation, Decrease by 0.25% [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Scheme liabilities		(393)
Retirement Benefit Obligations [member] | Switzerland [member] | Acturial assumption of mortality rate Increase by 1 year [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Scheme liabilities		(380)
Retirement Benefit Obligations [member] | Switzerland [member] | Acturial assumption of mortality rate Decrease by 1 year [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Scheme liabilities		(408)
Retirement Benefit Obligations [member] | United States and Canada [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Scheme liabilities		(1,093)
Retirement Benefit Obligations [member] | United States and Canada [member] | Actuarial Assumption of Discount Rates, Increase by 0.25% [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Scheme liabilities		(1,060)
Retirement Benefit Obligations [member] | United States and Canada [member] | Actuarial Assumption of Discount Rates, Decrease by 0.25% [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Scheme liabilities		(1,127)
Retirement Benefit Obligations [member] | United States and Canada [member] | Actuarial Assumption of Expected Rates of Inflation, Increase by 0.25% [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Scheme liabilities		(1,096)
Retirement Benefit Obligations [member] | United States and Canada [member] | Actuarial Assumption of Expected Rates of Inflation, Decrease by 0.25% [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Scheme liabilities		(1,090)
Retirement Benefit Obligations [member] | United States and Canada [member] | Acturial assumption of mortality rate Increase by 1 year [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Scheme liabilities		(1,059)
Retirement Benefit Obligations [member] | United States and Canada [member] | Acturial assumption of mortality rate Decrease by 1 year [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Scheme liabilities		(1,127)
Retirement Benefit Obligations [member] | Other [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Scheme liabilities		(325)
Retirement Benefit Obligations [member] | Other [member] | Actuarial Assumption of Discount Rates, Increase by 0.25% [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Scheme liabilities		(310)
Retirement Benefit Obligations [member] | Other [member] | Actuarial Assumption of Discount Rates, Decrease by 0.25% [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Scheme liabilities		(341)
Retirement Benefit Obligations [member] | Other [member] | Actuarial Assumption of Expected Rates of Inflation, Increase by 0.25% [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Scheme liabilities		(334)
Retirement Benefit Obligations [member] | Other [member] | Actuarial Assumption of Expected Rates of Inflation, Decrease by 0.25% [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Scheme liabilities		(319)
Retirement Benefit Obligations [member] | Other [member] | Acturial assumption of mortality rate Increase by 1 year [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Scheme liabilities		(314)
Retirement Benefit Obligations [member] | Other [member] | Acturial assumption of mortality rate Decrease by 1 year [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Scheme liabilities		$ (335)

[1]	Reconciliation to Group Balance Sheet